Guarantor And Nonguarantor Statements Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Current assets:
Cash and cash equivalents	$ 110,403	$ 92,281	$ 5,891	$ 151,031	$ 115,286	$ 73,874
Accounts receivable, net	168,916	143,884		159,981
Intercompany accounts receivable	0	0		0
Inventories, net	394,328	358,051		335,812
Other current assets	7,266	11,862		7,549
Deferred tax assets	121,181	99,199		71,109
Total current assets	802,094	705,277		725,482
Plant assets, net	512,351	493,666		501,283
Investment in subsidiaries	0	0		0
Intercompany note receivable	0	0		0
Tradenames	1,603,992	1,603,992		1,604,512
Other assets, net	161,423	155,558		178,849
Deferred tax assets	0	0		0
Goodwill	1,441,495	1,441,495		1,441,495	1,564,395
Total assets	4,521,355	4,399,988		4,451,621
Current liabilities:
Short-term borrowings	1,065	2,139		1,708
Current portion of long-term obligations	19,436	30,419		15,661
Accounts payable	180,055	137,326		152,869
Intercompany accounts payable	0	0		0
Accrued trade marketing expense	38,920	44,571		35,125
Accrued liabilities	106,675	119,269		128,785
Dividends payable	21,354	0
Total current liabilities	367,505	333,724		334,148
Long-term debt	1,968,907	2,576,386		2,738,650
Intercompany note payable	0	0		0
Pension and other postretirement benefits	93,090	100,918		93,406
Other long-term liabilities	24,802	28,705		22,099
Deferred tax liabilities	530,148	471,529		417,966
Total liabilities	2,984,452	3,511,262		3,606,269
Commitments and contingencies (Note 12)
Shareholder's equity:
Pinnacle common stock	1,172	812		813
Additional paid-in-capital	1,325,835	696,512		696,539
Retained earnings	244,410	252,955		200,436
Accumulated other comprehensive loss	(34,514)	(61,553)		(52,436)
Total Shareholders' equity	1,536,903	888,726	854,692	845,352	895,085	874,353
Total liabilities and shareholders' equity	4,521,355	4,399,988		4,451,621
Pinnacle Foods Inc.
Current assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Intercompany accounts receivable	21,337	0		0
Inventories, net	0	0		0
Other current assets	0	0		0
Deferred tax assets	0	0		0
Total current assets	21,337	0		0
Plant assets, net	0	0		0
Investment in subsidiaries	1,536,903	888,726		845,352
Intercompany note receivable	0	0		0
Tradenames	0	0		0
Other assets, net	0	0		0
Deferred tax assets	0	0		0
Goodwill	0	0		0
Total assets	1,558,240	888,726		845,352
Current liabilities:
Short-term borrowings	0	0		0
Current portion of long-term obligations	0	0		0
Accounts payable	(17)	0		0
Intercompany accounts payable	0	0		0
Accrued trade marketing expense	0	0		0
Accrued liabilities	0	0		0
Dividends payable	21,354
Total current liabilities	21,337	0		0
Long-term debt	0	0		0
Intercompany note payable	0	0		0
Pension and other postretirement benefits	0	0		0
Other long-term liabilities	0	0		0
Deferred tax liabilities	0	0		0
Total liabilities	21,337	0		0
Commitments and contingencies (Note 12)
Shareholder's equity:
Pinnacle common stock	1,172	812		813
Additional paid-in-capital	1,325,835	696,512		696,539
Retained earnings	244,410	252,955		200,436
Accumulated other comprehensive loss	(34,514)	(61,553)		(52,436)
Total Shareholders' equity	1,536,903	888,726		845,352
Total liabilities and shareholders' equity	1,558,240	888,726		845,352
Pinnacle Foods Finance LLC
Current assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Intercompany accounts receivable	0	0		129,142
Inventories, net	0	0		0
Other current assets	707	1,130		1,072
Deferred tax assets	585	0		1,563
Total current assets	1,292	1,130		131,777
Plant assets, net	0	0		0
Investment in subsidiaries	1,949,305	1,840,632		1,726,711
Intercompany note receivable	1,520,991	1,469,135		1,541,341
Tradenames	0	0		0
Other assets, net	40,420	23,691		31,604
Deferred tax assets	281,141	239,347		191,289
Goodwill	0	0		0
Total assets	3,793,149	3,573,935		3,622,722
Current liabilities:
Short-term borrowings	0	0		0
Current portion of long-term obligations	16,300	27,411		12,500
Accounts payable	83	37		0
Intercompany accounts payable	256,640	65,888		0
Accrued trade marketing expense	0	0		0
Accrued liabilities	18,802	29,662		46,012
Dividends payable	0
Total current liabilities	291,825	122,998		58,512
Long-term debt	1,951,437	2,558,404		2,718,858
Intercompany note payable	0	0		0
Pension and other postretirement benefits	0	0		0
Other long-term liabilities	0	3,807		0
Deferred tax liabilities	12,984			0
Total liabilities	2,256,246	2,685,209		2,777,370
Commitments and contingencies (Note 12)
Shareholder's equity:
Pinnacle common stock	0	0		0
Additional paid-in-capital	1,327,007	697,324		697,352
Retained earnings	244,410	252,955		200,436
Accumulated other comprehensive loss	(34,514)	(61,553)		(52,436)
Total Shareholders' equity	1,536,903	888,726		845,352
Total liabilities and shareholders' equity	3,793,149	3,573,935		3,622,722
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	100,424	83,123	946	150,493	109,324	68,249
Accounts receivable, net	159,031	135,791		152,041
Intercompany accounts receivable	242,928	73,769		0
Inventories, net	386,774	350,922		330,136
Other current assets	6,495	10,546		6,189
Deferred tax assets	120,384	100,245		69,575
Total current assets	1,016,036	754,396		708,434
Plant assets, net	512,328	493,640		501,245
Investment in subsidiaries	12,533	11,222		10,438
Intercompany note receivable	7,270	7,270		7,270
Tradenames	1,603,992	1,603,992		1,604,512
Other assets, net	120,865	131,707		147,057
Deferred tax assets	0	0		0
Goodwill	1,441,495	1,441,495		1,441,495
Total assets	4,714,519	4,443,722		4,420,451
Current liabilities:
Short-term borrowings	1,065	2,139		1,708
Current portion of long-term obligations	3,136	3,008		3,161
Accounts payable	178,369	136,220		151,693
Intercompany accounts payable	0	0		130,089
Accrued trade marketing expense	34,612	41,396		32,020
Accrued liabilities	87,176	90,000		82,312
Dividends payable	0
Total current liabilities	304,358	272,763		400,983
Long-term debt	17,470	17,982		19,792
Intercompany note payable	1,530,260	1,478,593		1,551,141
Pension and other postretirement benefits	93,090	100,918		93,406
Other long-term liabilities	22,072	22,168		19,369
Deferred tax liabilities	797,964	710,666		609,049
Total liabilities	2,765,214	2,603,090		2,693,740
Commitments and contingencies (Note 12)
Shareholder's equity:
Pinnacle common stock	0	0		0
Additional paid-in-capital	1,284,776	1,284,155		1,284,155
Retained earnings	716,730	608,788		483,821
Accumulated other comprehensive loss	(52,201)	(52,311)		(41,265)
Total Shareholders' equity	1,949,305	1,840,632		1,726,711
Total liabilities and shareholders' equity	4,714,519	4,443,722		4,420,451
Nonguarantor Subsidiaries
Current assets:
Cash and cash equivalents	9,979	9,158	4,945	538	5,962	5,625
Accounts receivable, net	9,885	8,093		7,940
Intercompany accounts receivable	0	0		947
Inventories, net	7,554	7,129		5,676
Other current assets	64	186		288
Deferred tax assets	212	74		(29)
Total current assets	27,694	24,640		15,360
Plant assets, net	23	26		38
Investment in subsidiaries	0	0		0
Intercompany note receivable	9,800	9,800		9,800
Tradenames	0	0		0
Other assets, net	138	160		188
Deferred tax assets	0	0		0
Goodwill	0	0		0
Total assets	37,655	34,626		25,386
Current liabilities:
Short-term borrowings	0	0		0
Current portion of long-term obligations	0	0		0
Accounts payable	1,620	1,069		1,176
Intercompany accounts payable	7,625	7,881		0
Accrued trade marketing expense	4,308	3,175		3,105
Accrued liabilities	697	727		461
Dividends payable	0
Total current liabilities	14,250	12,852		4,742
Long-term debt	0	0		0
Intercompany note payable	7,801	7,612		7,270
Pension and other postretirement benefits	0	0		0
Other long-term liabilities	2,730	2,730		2,730
Deferred tax liabilities	341	210		206
Total liabilities	25,122	23,404		14,948
Commitments and contingencies (Note 12)
Shareholder's equity:
Pinnacle common stock	0	0		0
Additional paid-in-capital	2,324	2,324		2,324
Retained earnings	9,850	8,842		8,011
Accumulated other comprehensive loss	359	56		103
Total Shareholders' equity	12,533	11,222		10,438
Total liabilities and shareholders' equity	37,655	34,626		25,386
Eliminations and Reclassifications
Current assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Intercompany accounts receivable	(264,265)	(73,769)		(130,089)
Inventories, net	0	0		0
Other current assets	0	0		0
Deferred tax assets	0	(1,120)		0
Total current assets	(264,265)	(74,889)		(130,089)
Plant assets, net	0	0		0
Investment in subsidiaries	(3,498,741)	(2,740,580)		(2,582,501)
Intercompany note receivable	(1,538,061)	(1,486,205)		(1,558,411)
Tradenames	0	0		0
Other assets, net	0	0		0
Deferred tax assets	(281,141)	(239,347)		(191,289)
Goodwill	0	0		0
Total assets	(5,582,208)	(4,541,021)		(4,462,290)
Current liabilities:
Short-term borrowings	0	0		0
Current portion of long-term obligations	0	0		0
Accounts payable	0	0		0
Intercompany accounts payable	(264,265)	(73,769)		(130,089)
Accrued trade marketing expense	0	0		0
Accrued liabilities	0	(1,120)		0
Dividends payable	0
Total current liabilities	(264,265)	(74,889)		(130,089)
Long-term debt	0	0		0
Intercompany note payable	(1,538,061)	(1,486,205)		(1,558,411)
Pension and other postretirement benefits	0	0		0
Other long-term liabilities	0	0		0
Deferred tax liabilities	(281,141)	(239,347)		(191,289)
Total liabilities	(2,083,467)	(1,800,441)		(1,879,789)
Commitments and contingencies (Note 12)
Shareholder's equity:
Pinnacle common stock	0	0		0
Additional paid-in-capital	(2,614,107)	(1,983,803)		(1,983,831)
Retained earnings	(970,990)	(870,585)		(692,268)
Accumulated other comprehensive loss	86,356	113,808		93,598
Total Shareholders' equity	(3,498,741)	(2,740,580)		(2,582,501)
Total liabilities and shareholders' equity	$ (5,582,208)	$ (4,541,021)		$ (4,462,290)